Total
Invesco Global Allocation Fund
Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Fees and expenses of a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary) are included in the table.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Global Allocation Fund	Class A		Class C	Class R	Class Y	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none
[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Global Allocation Fund		Class A	Class C	Class R	Class Y	Class R5	Class R6
Management Fees		0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none	none
Other Expenses		0.23%	0.23%	0.23%	0.23%	0.11%	0.11%
Acquired Fund Fees and Expenses		0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses		1.46%	2.21%	1.71%	1.21%	1.09%	1.09%
Fee Waiver and/or Expense Reimbursement	[1]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.31%	2.06%	1.56%	1.06%	0.94%	0.94%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2025. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Global Allocation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	676	972	1,290	2,188
Class C	309	677	1,171	2,343
Class R	159	524	914	2,007
Class Y	108	369	651	1,453
Class R5	96	332	586	1,315
Class R6	96	332	586	1,315

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Invesco Global Allocation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	676	972	1,290	2,188
Class C	209	677	1,171	2,343
Class R	159	524	914	2,007
Class Y	108	369	651	1,453
Class R5	96	332	586	1,315
Class R6	96	332	586	1,315

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment objective by allocating its assets among equity securities, fixed-income securities, and various other types of investments, including exchange-traded funds (ETFs), from all over the world. The Fund will attempt to take advantage of long- and short-term fluctuations in the global markets by allocating its assets across a variety of asset classes. Such allocations may vary significantly from time to time. The Fund may invest in any market that the portfolio managers believe may offer an attractive investment opportunity. This investment flexibility is intended to allow the Fund to respond to, and seek to benefit from, changes in the global economic, political, and social landscape. The portfolio managers will analyze the overall investment opportunities and risks in the global markets and across asset classes in making investment decisions.
Generally, there are no geographic restrictions on where the Fund may invest and no restrictions on the amount of the Fund’s assets that can be invested in either U.S. or foreign securities, including securities of issuers in developing and emerging markets. Generally, during normal market conditions, the Fund will include a mix of equity securities, fixed-income securities, and various other types of investments. At any given time, however, the Fund may emphasize fixed-income securities, equity securities or other types of investments.
The Fund may invest in all types of equity securities, including common stock, preferred stock, convertible securities, rights and warrants, and other securities or instruments whose prices are linked to the value of common stock. The Fund does not limit its investments to issuers in a particular market capitalization range and at times may invest a substantial portion of its assets in one or more particular market capitalization ranges.
The Fund may invest in debt securities of any kind and of varying duration and maturities. Examples include, but are not limited to, securities that pay a fixed or fluctuating rate of interest, securities convertible into equity securities, securities issued or guaranteed by the U.S. federal and state governments or by their agencies and instrumentalities, securities issued or guaranteed by foreign governments, international agencies or supranational entities, securities issued or guaranteed by domestic or foreign private issuers, mortgage-backed or other asset-backed securities, inflation-indexed bonds, structured notes, loan assignments and loan participations.
The Fund may invest without limit in below-investment-grade debt securities (commonly referred to as “junk bonds”), including distressed securities. Investment-grade debt securities are rated in one of the top four categories by nationally recognized statistical rating organizations such as Moody’s Investors Service (Moody’s) or S&P Global Ratings (S&P). The Fund may also invest in unrated securities, in which case the Fund’s investment adviser may internally assign ratings to certain of those securities, after assessing their credit quality, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser’s credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization.
The portfolio managers may seek to adjust exposures, enhance investment returns, and hedge market risks through the use of short sales and a variety of derivative instruments including, but not limited to, futures, options, forward contracts and swaps. The Fund may invest in the securities of other investment companies, including ETFs, as well as other entities sponsored and/or advised by the investment adviser or an affiliate, subject to the limits of the Investment Company Act of 1940 or any rules thereunder. At times, the Fund’s investments in ETFs may be significant. In addition, the Fund may invest in other types of investments including, but not limited to, commodity futures, event-linked securities, currency-related investments, real estate-related investments and precious metals-related investments.
The Fund may invest up to 25% of its total assets in a Cayman Islands exempted company that is wholly-owned and controlled by the Fund (the Subsidiary). The Subsidiary invests in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and ETFs and other exchange-traded products related to gold or other special minerals (Gold ETFs). The Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are intended to provide the Fund with exposure to commodities market returns within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary is subject to the same investment restrictions and guidelines, and follows the same compliance policies and procedures, as the Fund. The Fund’s investment in the Subsidiary may vary based on the portfolio managers’ use of different types of commodity-linked derivatives, fixed-income securities, Gold ETFs, and other investments. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund also may be deemed to include the Fund’s indirect investments through the Subsidiary.
The Fund may invest directly in, or indirectly through the Subsidiary or by means of derivative instruments, securities issued by companies that are involved in mining or processing or dealing in gold or other metals or minerals. These securities are described as “Mining Securities.” The Fund may also invest up to 10% of its total assets in gold or silver bullion, in other precious metals, in metals naturally occurring with precious metals, in certificates representing an ownership interest in those metals, and in gold or silver coins. These investments are referred to as “Metal Investments.”
The Fund may also invest in certain restricted securities including securities that are only eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (referred to as Rule 144A Securities).
The Fund’s holdings may at times differ significantly from the weightings of the indices comprising its custom index (the Custom Index). The Fund’s Custom Index is a customized weighted index currently comprised of the following underlying broad-based security indices: 60% of the MSCI All Country World Index and 40% of the Bloomberg Global Aggregate Bond Index, Hedged. The Fund is not managed to be invested in the same percentages as those indices comprising the Custom Index.

Principal Risks of Investing in the Fund
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Global Allocation Fund (the predecessor fund) as the result of a reorganization of the predecessor Fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and additional indices with characteristics relevant to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Annual Total Returns

Class A	Period Ended	Returns
Best Quarter	December 31, 2020	14.42%
Worst Quarter	March 31, 2020	-13.58%

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - Invesco Global Allocation Fund		1 Year	5 Years		10 Years		Inception Date
Class A		9.25%	5.75%		3.74%		Nov. 01, 1991
Class C		13.84%	6.16%		3.70%		Sep. 01, 1993
Class R		15.41%	6.70%		4.07%		Mar. 01, 2001
Class Y		16.00%	7.22%		4.59%		May 01, 2000
Class R5		16.08%	7.35%	[1]	4.52%	[1]	May 24, 2019
Class R6		16.11%	7.39%		4.76%		Feb. 28, 2012
After Taxes on Distributions | Class A		8.32%	4.38%		2.63%
After Taxes on Distributions and Sale of Fund Shares | Class A		5.54%	4.14%		2.63%
Custom Invesco Global Allocation Index is composed of 60% MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) and 40% Bloomberg Global Aggregate Bond USD Hedged Index (reflects no deduction for fees, expenses or taxes)		16.11%	7.87%		5.97%
Bloomberg Global Aggregate USD Hedged Index (reflects no deduction for fees, expenses or taxes)	[2]	7.15%	1.40%		2.41%
MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	[2]	22.20%	11.72%		7.93%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		5.53%	1.10%		1.81%
[1]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[2]	Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI ACWI Index (Net) and the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI ACWI Index (Net) to reflect that the Bloomberg U.S. Aggregate Bond Index and the MSCI ACWI Index (Net) can be considered more broadly representative of the overall applicable securities markets.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.